Convertible Notes and Convertible Notes - Related Parties - Bridge Round (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) item $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares
Convertible Notes and Convertible Notes - Related Parties
Loss on extinguishment of debt		$ 1,183,289	$ 1,183,289
Bridge Round Offering
Convertible Notes and Convertible Notes - Related Parties
Number Of Warrants Per Unit | item	10
Exercise price of warrants exercisable | $ / shares	$ 100		$ 100
Principal amount per unit	1000.00%
Interest rate (in percentage)	8.00%		8.00%
Loss on extinguishment of debt	$ 1,200,000
Bridge Round Offering | Automatic conversion upon SPAC merger
Convertible Notes and Convertible Notes - Related Parties
Conversion price, percentage on issue price	75.00%
Threshold days after the lock up expiration	21 days
Floor price | $ / shares	$ 5
Threshold issuance of common and preferred shares	$ 50,000,000
Bridge Round Offering | Automatic conversion upon attaining threshold equity or equity linked financing
Convertible Notes and Convertible Notes - Related Parties
Conversion price, percentage on issue price	75.00%
Bridge Round Offering | Automatic conversion upon initial public offering
Convertible Notes and Convertible Notes - Related Parties
Conversion price, percentage on issue price	75.00%